35. CONTINGENCIES, RESTRICTIONS AND LAWSUITS	12 Months Ended
Dec. 31, 2017
Contingencies Restrictions And Lawsuits
35. CONTINGENCIES, RESTRICTIONS AND LAWSUITS
1)	Wine Contract: The Company has entered into long term agreements for acquisitions of grapes and wine, with different maturities and the last of these contracts has its maturity in 2029. The estimated amount of these contracts is approximately of ThCh$22,803,783.

Restrictions and Limits for issuance of Public Offer Bonuses.

The restrictions or limits to which the Company is subject to the covenants associated with the issuance of public offering bonds in Series F, J, K and N, detailed as follows:

1)	Series F bonds, issued with charge to the line of bonds registered under number 574 in the Security Registry on March 23, 2009 and placed in 2012.

The restrictions or limits to which the Company is subject to are as follows:

a)	Maintaining an Indebtedness Ratio not greater than 1.4 times. For such purposes, Indebtedness Ratio shall be understood as the ratio calculated between Total Liabilities and Equity. Total Liabilities shall be understood as the sum of accounts in the Issuer’s Classified Statement of Financial Position referred to as Total Current Liabilities and Total Non-Current Liabilities, which are included in the Issuer’s Consolidated Financial Statements. Additionally, this will consider all the debts or obligations of third parties of any nature which are not included in these liabilities reflected in such items and external for the Issuer or its Subsidiaries as the case may be, which are secured with collateral and/or personal guarantees of any type granted by the Issuer or any of its subsidiaries, but not limited to, co-debtor, securities, several guarantees, pledges and mortgages, all of which without recognizing twice those debts or obligations, including performance bonds. The Issuer should send to the Representative, provided such individual requires it, the background allowing the verification of the ratio referred to in this number. Equity shall be understood as the sum of the accounts in the Classified Statement of Financial Position referred to Equity Attributable to Owners of the Parent and Non-Controlling Interests, included in the Issuer’s Consolidated Financial Statements. As of December 31, 2017, the Company’s Indebtedness Ratio was 0.92 times;

b)	Maintaining at all times during the term of this issuance of Bonds Minimum Equity of UF 5,000,000 (ThCh$ 133,990,700). Equity shall be understood as the sum of the accounts in the Classified Statement of Financial Position referred to Equity Attributable to Owners of the Parent and Non-Controlling Interests, included in the Issuer’s Consolidated Financial Statements. As of December 31, 2017, the Company’s Equity amounted to UF 20,569,832 (ThCh$ 551,233,236);

c)	Maintaining at all times Minimum Finance Cost Coverage Ratio of 2.5 times. The Finance Cost Coverage Ratio should be calculated on the twelve-month period prior to the date of issuance of the Consolidated Financial Statements. For such purposes, Finance Cost Coverage Ratio shall be understood as the ration between the Gross profit (loss) less distribution costs, administrative expenses and plus depreciation expense and amortization expense, and finance costs. Depreciation expense shall be understood as the Depreciation item included in cost of sales and administrative expenses in the Note on Operating Segments in the Issuer’s Consolidated Financial Statements. Amortization expense shall be understood as the item amortization expense presented in the Note on Intangible assets in the Issuer’s Consolidated Financial Statements. Finance costs shall be understood as the item presented in the Statement of Income by Function in the Issuer’s Consolidated Financial Statements. Gross profit (loss) relates to the account gross profit presented in the Statement of Income in the Issuer’s Consolidated Financial Statements. Distribution costs correspond to the account distribution costs presented in the Statement of Income by Function in the Issuer’s Consolidated Financial Statements. Administrative expenses relates to the account administrative expenses presented in the Statement of Income by Function in the Issuer’s Consolidated Financial Statements. As of December 31 2017, the Company’s Finance Cost Coverage Ratio amounted to 8.18 times;

d)	Send to the representative of the bondholders, together with the copies of its quarterly and annual Consolidated Financial Statements, a letter signed by its legal representative, leaving evidence of compliance of the financial ratios defined in letters a), b) and c) above.

e)	Send to the representative of the bondholders a copy of its quarterly and annual Consolidated Financial Statements during the same term in which they should be delivered to the Chilean Superintendence of Securities and Insurance (SVS), the financial statement of its Subsidiaries that are regulated by the standards applicable to openly-held shareholders’ corporations and all other public information that the Issuer provides to the SVS. In addition, the Company should send a copy of the risk rating reports, no later than within five days after receiving them from the private risk raters;

f)	Recording in its accounting records the provisions arising from adverse contingencies which, in the Issuer’s judgment, must be reflected in its o its subsidiaries’ Consolidated Financial Statements. The Issuer will ensure that its Subsidiaries comply with the provisions of this letter;

g)	The Issuer commits to ensure that the operations that it conducts with its Subsidiaries or other related parties are conducted under conditions similar to those customarily prevailing in the market. With respect to the concept “related parties,” this shall be defined as provided in Article 100 of Law 18.045;

h)	The Issuer should establish and maintain adequate accounting systems based on International Financial Reporting Standards (IFRS) and the instructions issued by the Chilean SVS. The Issuer shall ensure that its domestic Subsidiaries comply with the provisions in this letter. However, with respect to foreign Subsidiaries, these should be in accordance with the accounting standards generally accepted in their respective countries and, for consolidation purposes, the applicable adjustments should be made to be in accordance with International Financial Reporting Standards (IFRS) and the instructions issued by the Chilean SVS. In addition, the Issuer should engage and maintain a reputable domestic or international an independent external audit firm for the examination and analysis of its Consolidated Financial Statements, with respect of which such firm should issue an opinion at December the thirty first of each year;

i)	The Issuer must comply with the laws, regulations and other legal provisions applicable to it, having also to comply with, with no limitation whatsoever, the payment on the time using the method required of all the taxes, duties, excises and charges affecting the Issuer or its movable or immovable assets, except for those disputed in good faith and in accordance with the applicable legal and/or administrative proceedings and, provided that, in such case, adequate reserves are maintained to cover such contingency, in conformity with International Financial Reporting Standards (IFRS) an the instructions issued by the Chilean SVS.

j)	Maintaining during the term of this issuance, Restricted Assets free of Liens, which are equivalent, at least, to 1.5 times the total amount of total placements of bonds effective as placed with a charge to the line of bonds agreed in accordance with the bond issuance agreement. Such obligation shall be required solely at the closing dates of the Consolidated Financial Statements (as such concept is defined in the first clause of the Bond Issuance Agreement). For such purposes, Restricted Liens shall be understood as any type of liens, collateral, encumbrances, restrictions or any type of privileges on or relative to the Issuer’s present or future assets. The assets and debts are measured at carrying amount not considering those liens established by any authority in respect to taxes that are not yet owed by the Issuer and which are being duly disputed by the Issuer, liens constituted during the ordinary course of the Issuer’s business activities, which are being duly disputed by the Issuer, preferences established by the Law, liens constituted by virtue of the bond issuance agreement and all those liens to which the Issuer has not provided its consent and which are being disputed by it. The Issuer should send to the Representative of the Bondholders, provided such individual requires it, the background allowing the verification of the ratio referred to in this section. As of December Restricted Assets free of liens on the total amount of placements as placed with a charge to the line of bonds amounted to 78.9 times; and

k)	Maintaining insurance policies fairly supporting its assets, in accordance with the usual practices for the industries of the nature of the Issuer’s industry. The Issuer shall ensure that its Subsidiaries also comply with that established in this letter.

Acceleration clauses

a)	Should the Issuer have a default or simple delay in the payment of any partial payment of interests or repayment of principal owed of the Bonds;

b)	Should the Issuer not comply with any of the obligations of providing information to the Representative of the Bondholders and this is not resolved within thirty business days from the date in which this is required in writing by the Representative of Bondholders. The information that the Issuer must provide to the Representative of Bondholders is: (i) a Copy of its quarterly and annual Consolidated Financial Statements and those of its Subsidiaries regulated by standards applicable to openly-held shareholders’ corporations; (ii) Other public information that the Issuer provides to the Chilean SVS; (iii) A copy of the reports issued by risk raters; (iv) a Report on compliance with the obligations assumed by virtue of the issuance agreement, which has to be delivered within the same term in which the Consolidated Financial Statements have to be delivered to the Chilean SVS; and (vi) Notice of every circumstance implying the default or breach of the conditions or obligations assumed by virtue of the issuance agreement, as soon as the event or breach occurs or it becomes aware of it;

c)	If the default or breach of any other commitment or obligation assumed by the Issuer by the Issuance Agreement or Supplemental Deeds persists for a period equal to or greater than sixty days after the Representative of the Bondholders has sent to the Issuer, through registered mail, a written notice describing the default or breach requiring remediation. This except for default or breach with respect to the Indebtedness Ration and Finance Cost Coverage Ratio, in which case the default will be ninety days after the date in which the Representative of the Bondholders had sent to the Issuer, through registered mail, the notice. The Representative of the Bondholders should send the notice to the Issuer within the business day subsequent to the date in which it has verified the related default or breach by the Issuer and, in any case, within the term established by the Chilean SVS through a general standard issued in accordance with article one hundred and nine, letter (b) of the Securities Market Act, if the latter is lower;

d)	Should the Issuer or any of its Significant Subsidiaries not resolve within a term of thirty business days any past due o simple delay situation related to the payment of the debt obligations for an accumulated total sum greater than that equivalent in Chilean pesos to UF 150,000 and the date of the payment of the obligations included in such amount had not been expressly postponed. Such amount will not consider the obligations that (i) are subject to pending litigation or lawsuits for obligations not recognized by the Issuer in its accounting records or (ii) related to the price of constructions or the acquisition of assets the payment of which has been objected any the Issuer because of defect in such constructions or assets or because of noncompliance by the related builder or seller or its obligations under the contract. For such purposes, the exchange rate or parity prevailing at the date of the related calculation shall be used;

e)	Should any other creditor of the Issuer or of any of its Significant Subsidiaries legitimately collects from it or any of its Significant Subsidiaries the total amount of a loan subject to term conditions, by having exercised the right to request the early expiration of the related loan because of default by the Issuer or any of its Significant Subsidiaries, as contained in the relevant contract. However, except for the cases in which the sum of the loans collected earlier as provided in this number, do not exceed the accumulated amount of UF 150,000. For such purposes, the exchange rate or parity prevailing at the date of the related calculation shall be used;

f)	Should the Issuer or any of its Significant Subsidiaries be declared in bankruptcy or in notorious insolvency or proposes a preventive legal agreement with its creditors or prepares any written statement through which it acknowledges its inability to pay its obligations on the related expiration dates, without any of such events being resolved within a term of sixty days from the related bankruptcy declaration, insolvency situation or proposal for preventive legal agreement. Should the bankruptcy of the Issuer be declared, the Bonds shall become payable earlier as provided in the law;

g)	If any declaration by the Issuer in the instruments that are granted or subscribed because of noncompliance with the obligations contained in the issuance agreement or supplementary deeds, or those that are provided in issuing or registering the Bonds that are issued with a charge to this Line, were manifestly false or willfully incomplete in any essential aspect of the declaration;

h)	If the duration term of the Issuer is amended to a date earlier than effective term of Bonds issued with charge to the respective line; or if the Issuer Company undergoes an early dissolution; or if there is a decrease in the capital effectively subscribed and paid in terms which do not comply with the ratio established for the financial indicator of Debt Ratio, Equity and Finance Cost Coverage Ratio;

i)	If the Issuer charge or dispose of Essential Assets or these would be disposed from a subsidiary company of the Issuer, except copulative conditions are met in the last case. (i) the Issuer constantly maintains the condition of Parent of the company which becomes owner of the Essential Assets; (ii) that such subsidiary does not dispose of or charge Essential Assets, except they are disposed from other subsidiary of the Issuer or one of its own Subsidiaries which, in turn, is a subsidiary of the Issuer; (iii) that the subsidiary of the Issuer which Essential Assets are transferred to is constituted -at the time or before the disposal of such assets - severally obligated to pay Bonds issued under this Issuance Contract. The Issuer should send to the Representative, as required, all information for verification of the compliance with the referred herein; and

j)	If in the future the Issuer or any of its Subsidiaries grant actual collateral to new bond issuance or to any financial credit, cash credit operation or other credits, except those in the following cases: one) collateral existent at the issuance contract date; two) collateral created to finance, refinance or amortize the purchase price or costs including construction costs, assets acquired after the issuance contract; three) collateral granted by the Issuer in favor of its Subsidiaries or vice versa; four) collateral granted by a company which subsequently merged with the Issuer; five) collateral over assets acquired by the Issuer after the issuance contract, which are constituted before its purchase; and, six) extension or renewal of any collateral herein mentioned in one) to five), inclusive. However, the Issuer or any of its Subsidiaries may always grant actual collateral to new bonuses issuance or to any financial credit, cash credit operation or other current credits, if in advance and simultaneously, they constitute collateral at least proportionally equivalents in favor of Bonuses Holders. In this case, the proportional amount of collateral will be assessed, every opportunity, by the Representative of Bondholders, who, if considered sufficient, will grant collateral’ constituent instruments in favor of the Bondholders.

2)	Series J and K bonds, issued with charge to the line of bonds registered under number 575 in the Security Registry on March 23, 2009 and placed in 2014.

The restrictions or limits to which the Company is subject to are as follows:

a)	Maintaining an Indebtedness Ration not greater than 1.4 times. For such purposes, Indebtedness Ratio shall be understood as the ratio calculated between Total Liabilities and Equity. Total Liabilities shall be understood as the sum of accounts in the Issuer’s Classified Statement of Financial Position referred to as Total Current Liabilities and Total Non-Current Liabilities, which are included in the Issuer’s Consolidated Financial Statements. Additionally, this will consider all the debts or obligations of third parties of any nature which are not included in the liabilities reflected in such items and external for the Issuer or its Subsidiaries as the case may be, which are secured with collateral and/or personal guarantees of any type granted by the Issuer or any of its subsidiaries, but not limited to, co-debtor, securities, several guarantees, pledges and mortgages, all of which without recognizing twice those debts or obligations, including performance bonds. The Issuer should send to the Representative, provided such individual requires it, the background allowing the verification of the ratio referred to in this number. Equity shall be understood as the sum of the accounts in the Classified Statement of Financial Position referred to Equity Attributable to Owners of the Parent and Non-Controlling Interests, included in the Issuer’s Consolidated Financial Statements. As of December 31, 2017, the Company’s Indebtedness Ratio was 0.92 times;

b)	Maintaining at all times during the term of this issuance of Bonds Minimum Equity of UF 5,000,000 (ThCh$ 133,990,700). Equity shall be understood as the sum of the accounts in the Classified Statement of Financial Position referred to Equity Attributable to Owners of the Parent and Non-Controlling Interests, included in the Issuer’s Consolidated Financial Statements. As of December 31, 2017, the Company’s Equity amounted to UF 20,569,832 (ThCh$ 551,233,236);

c)	Maintaining at all times Minimum Financial Cost Coverage Ratio of 2.5 times. The Finance Cost Coverage Ratio should be calculated on the twelve-month period prior to the date of issuance of the Consolidated Financial Statements. For such purposes, Finance Cost Coverage Ration shall be understood as the ration between the Gross profit (loss) less distribution costs, administrative expenses and plus depreciation expense and amortization expense, and finance costs. Depreciation expense shall be understood as the Depreciation item included in cost of sales and administrative expenses in the Note on Operating Segments in the Issuer’s Consolidated Financial Statements. Amortization expense shall be understood as the item amortization expense presented in the Note on Intangible assets in the Issuer’s Consolidated Financial Statements. Finance costs shall be understood as the item presented in the Statement of Income by Function in the Issuer’s Consolidated Financial Statements. Gross profit (loss) relates to the account gross profit presented in the Statement of Income in the Issuer’s Consolidated Financial Statements. Distribution costs correspond to the account distribution costs presented in the Statement of Income by Function in the Issuer’s Consolidated Financial Statements. Administrative expenses relates to the account administrative expenses presented in the Statement of Income by Function in the Issuer’s Consolidated Financial Statements. As of December 31 2017, the Company’s Finance Cost Coverage Ratio amounted to 8.18 times;

d)	Sending to the Representative of the Bondholders, together with the copies of its quarterly and annual Consolidated Financial Statements, a letter signed by its legal representative, leaving evidence of compliance of the financial ratios defined in letters a), b) and c) above.

e)	Sending to the Representative of the Bondholders a copy of its quarterly and annual Consolidated Financial Statements during the same term in which they should be delivered to the Chilean Superintendence of Securities and Insurance (SVS), the financial statement of its Subsidiaries that are regulated by the standards applicable to openly-held shareholders’ corporations and all other public information that the Issuer provides to the SVS. In addition, the Company should send a copy of the risk rating reports, no later than within five days after receiving them from the private risk raters;

f)	Recording in its accounting records the provisions arising from adverse contingencies which, in the Issuer’s judgment, must be reflected in its o its subsidiaries’ Consolidated Financial Statements. The Issuer will ensure that its Subsidiaries comply with the provisions of this section;

g)	The Issuer commits to ensure that the operations that it conducts with its Subsidiaries or other related parties are conducted under conditions similar to those customarily prevailing in the market. With respect to the concept “related parties,” this shall be defined as provided in Article 100 of Law 18.045;

h)	The Issuer should establish and maintain adequate accounting systems based on International Financial Reporting Standards (IFRS) and the instructions issued by the Chilean SVS. The Issuer shall ensure that its domestic Subsidiaries comply with the provisions in this letter. However, with respect to foreign Subsidiaries, these should be in accordance with the accounting standards generally accepted in their respective countries and, for consolidation purposes, the applicable adjustments should be made to be in accordance with International Financial Reporting Standards (IFRS) and the instructions issued by the Chilean SVS. In addition, the Issuer should engage and maintain a reputable domestic or international an independent external audit firm for the examination and analysis of its Consolidated Financial Statements, with respect of which such firm should issue an opinion at December the thirty first of each year;

i)	The Issuer must comply with the laws, regulations and other legal provisions applicable to it, having also to comply with, with no limitation whatsoever, the payment on the time using the method required of all the taxes, duties, excises and charges affecting the Issuer or its movable or immovable assets, except for those disputed in good faith and in accordance with the applicable legal and/or administrative proceedings and, provided that, in such case, adequate reserves are maintained to cover such contingency, in conformity with International Financial Reporting Standards (IFRS) an the instructions issued by the Chilean SVS.

j)	Maintaining during the term of this issuance, Restricted assets free of Liens, which are equivalent, at least, to 1.5 times the total amount of total placements of bonds effective as placed with a charge to the line of bonds agreed in accordance with the bond issuance agreement. Such obligation shall be required solely at the closing dates of the Consolidated Financial Statements (as such concept is defined in the first clause of the Bond Issuance Agreement). For such purposes, Restricted Liens shall be understood as any type of liens, collateral, encumbrances, restrictions or any type of privileges on or relative to the Issuer’s present or future assets. The assets and debts are measured at carrying amount not considering those lines established by any authority in respect to taxes that are not yet owed by the Issuer and which are being duly disputed by the Issuer, liens constituted during the ordinary course of the Issuer’s business activities, which are being duly disputed by the Issuer, preferences established by the Law, liens constituted by virtue of the bond issuance agreement and all those liens to which the Issuer has not provided its consent and which are being disputed by it. The Issuer should send to the Representative of the Bondholders, provided such individual requires it, the background allowing the verification of the ratio referred to in this section. As of December 31, 2017, Restricted Assets free of liens on the total amount of placements as placed with a charge to the line of bonds amounted to 19.7 times; and

k)	Maintaining insurance policies fairly supporting its assets, in accordance with the usual practices for the industries of the nature of the Issuer’s industry. The Issuer shall ensure that its Subsidiaries also comply with that established in this letter.

Acceleration clauses

a)	Should the Issuer have a default or simple delay in the payment of any partial payment of interests or repayment of principal owed of the Bonds;

b)	Should the Issuer not comply with any of the obligations of providing information to the Representative of the Bondholders and this is not resolved within thirty business days from the date in which this is required in writing by the Representative of Bondholders. The information that the Issuer must provide to the Representative of Bondholders is: (i) a Copy of its quarterly and annual Consolidated Financial Statements and those of its Subsidiaries regulated by standards applicable to openly-held shareholders’ corporations; (ii) Other public information that the Issuer provides to the Chilean SVS; (iii) A copy of the reports issued by risk raters; (iv) a Report on compliance with the obligations assumed by virtue of the issuance agreement, which has to be delivered within the same term in which the Consolidated Financial Statements have to be delivered to the Chilean SVS; and (vi) Notice of every circumstance implying the default or breach of the conditions or obligations assumed by virtue of the issuance agreement, as soon as the event or breach occurs or it becomes aware of it;

c)	If the default or breach of any other commitment or obligation assumed by the Issuer by virtue of the Issuance Agreement or Supplemental Deeds persists for a period equal to or greater than sixty days after the Representative of the Bondholders has sent to the Issuer, through registered mail, a written notice describing the default or breach requiring remediation. This except for default or breach with respect to the Indebtedness Ration and Finance Cost Coverage Ratio, in which case the default will be ninety days after the date in which the Representative of the Bondholders had sent to the Issuer, through registered mail, the aforementioned notice. The Representative of the Bondholders should send the notice to the Issuer within the business day subsequent to the date in which it has verified the related default or breach by the Issuer and, in any case, within the term established by the Chilean SVS through a general standard issued in accordance with article one hundred and nine, letter (b) of the Securities Market Act, if the latter is lower;

d)	Should the Issuer or any of its Significant Subsidiaries not resolve within a term of thirty business days any past due o simple delay situation related to the payment of the debt obligations for an accumulated total sum greater than that equivalent in Chilean pesos to UF 150,000 and the date of the payment of the obligations included in such amount had not been expressly postponed. Such amount will not consider the obligations that (i) are subject to pending litigation or lawsuits for obligations not recognized by the Issuer in its accounting records or (ii) related to the price of constructions or the acquisition of assets the payment of which has been objected any the Issuer because of defect in such constructions or assets or because of noncompliance by the related builder or seller or its obligations under the contract. For such purposes, the exchange rate or party prevailing at the date of the related calculation shall be used;

e)	Should any other creditor of the Issuer or of any of its Significant Subsidiaries legitimately collects from it or any of its Significant Subsidiaries the total amount of a loan subject to term conditions, by virtue of having exercised the right to request the early expiration of the related loan because of default by the Issuer or any of its Significant Subsidiaries, as contained in the relevant contract. However, except for the cases in which the sum of the loans collected earlier as provided in this number, do not exceed the accumulated amount of UF 150,000. For such purposes, the exchange rate or party prevailing at the date of the related calculation shall be used;

f)	Should the Issuer or any of its Significant Subsidiaries be declared in bankruptcy or in notorious insolvency or proposes a preventive legal agreement with its creditors or prepares any written statement through which it acknowledges its inability to pay its obligations on the related expiration dates, without any of such events being resolved within a term of sixty days from the related bankruptcy declaration, insolvency situation or proposal for preventive legal agreement. Should the bankruptcy of the Issuer be declared, the Bonds shall become payable earlier as provided in the law;

g)	if any declaration by the Issuer in the instruments that are granted or subscribed as a result of noncompliance with the obligations contained in the issuance agreement or supplementary deeds, or those that are provided in issuing or registering the Bonds that are issued with a charge to this Line, were manifestly false or willfully incomplete in any essential aspect of the declaration;

h)	If the duration term of the Issuer is amended to a date earlier than effective term of Bonds issued with charge to the respective line; or if the Issuer Company undergoes an early dissolution; or if there is a decrease in the capital effectively subscribed and paid in terms which do not comply with the ratio established for the financial indicator of Debt Ratio, Equity and Finance Cost Coverage Ratio;

i)	If the Issuer charge or dispose of Essential Assets or these would be disposed from a subsidiary company of the Issuer, except copulative conditions are met in the last case. (i) the Issuer constantly maintains the condition of Parent of the company which becomes owner of the Essential Assets; (ii) that such subsidiary does not dispose of or charge Essential Assets, except they are disposed from other subsidiary of the Issuer or one of its own Subsidiaries which, in turn, is a subsidiary of the Issuer; (iii) that the subsidiary of the Issuer which Essential Assets are transferred to is constituted -at the time or before the disposal of such assets - severally obligated to pay Bonds issued under this Issuance Contract. The Issuer should send to the Representative, as required, all information for verification of the compliance with the referred herein; and

j)	If in the future the Issuer or any of its Subsidiaries grant actual collateral to new bonuses issuance or to any financial credit, cash credit operation or other credits, except those in the following cases: one) collateral existent at the issuance contract date; two) collateral created to finance, refinance or amortize the purchase price or costs including construction costs, assets acquired after the issuance contract; three) collateral granted by the Issuer in favor of its Subsidiaries or vice versa; four) collateral granted by a company which subsequently merged with the Issuer; five) collateral over assets acquired by the Issuer after the issuance contract, which are constituted before its purchase; and, six) extension or renewal of any collateral herein mentioned in one) to five), inclusive. However, the Issuer or any of its Subsidiaries may always grant actual collateral to new bonuses issuance or to any financial credit, cash credit operation or other current credits, if in advance and simultaneously, they constitute collateral at least proportionally equivalents in favor of Bonuses Holders. In this case, the proportional amount of collateral will be assessed, every opportunity, by the Representative of Bondholders, who, if considered sufficient, will grant collateral’ constituent instruments in favor of the Bondholders. In this case, the proportional amount of collateral will be assessed, every opportunity, by the Representative of Bondholders, who, if considered sufficient, will grant collateral’ constituent instruments in favor of the Bondholders.

3)	Series N bonds, issued with charge to the line of bonds registered under number 841 in the Security Registry on October 12, 2016 and placed in 2016.

The restrictions or limits to which the Company is subject to are as follows:

a)	Maintaining an Indebtedness Ratio not greater than 1.2 times. For such purposes, Net Indebtedness ratio shall be understood as the ratio between Net Financial Debt and Equity. Net Financial Debt shall be understood as the sum of the accounts in the Issuer’s Consolidated Classified Statement of Financial Position referred to as Other financial liabilities, current and Other financial liabilities, non-current, less the account in the Issuer’s Consolidated Classified Statement of Financial Position referred to as Cash and cash equivalents of the Issuer’s Consolidated Financial Statements. Equity shall be understood as the sum of the accounts in the Classified Statement of Financial Position referred to Equity Attributable to Owners of the Parent and Non-Controlling Interests, included in the Issuer’s Consolidated Financial Statements. As of December 31, 2017, the Company’s Net Indebtedness Ratio was 0.43 times;

b)	Maintaining at all times during the term of this issuance of Bonds Minimum Equity of UF 5,000,000. Equity shall be understood as the sum of the accounts in the Classified Statement of Financial Position referred to Equity Attributable to Owners of the Parent and Non-Controlling Interests, included in the Issuer’s Consolidated Financial Statements. As of December 31, 2017, the Company’s Equity amounted to UF 20,569,832;

c)	Maintaining at all times Minimum Financial Cost Coverage Ratio of 2.5 times. The Finance Cost Coverage Ratio should be calculated on the twelve-month period prior to the date of issuance of the Consolidated Financial Statements. for such purposes, Finance Cost Coverage Ration shall be understood as the ration between the Gross profit (loss) less distribution costs, administrative expenses and plus depreciation expense and amortization expense, and finance costs. Depreciation expense shall be understood as the Depreciation item included in cost of sales and administrative expenses in the Note on Operating Segments in the Issuer’s Consolidated Financial Statements. Amortization expense shall be understood as the item amortization expense presented in the Note on Intangible assets in the Issuer’s Consolidated Financial Statements. Finance costs shall be understood as the item presented in the Statement of Income by Function in the Issuer’s Consolidated Financial Statements. Gross profit (loss) relates to the account gross profit presented in the Statement of Income by Function in the Issuer’s Consolidated Financial Statements. Distribution costs correspond to the account distribution costs presented in the Statement of Income by Function in the Issuer’s Consolidated Financial Statements. Administrative expenses relates to the account administrative expenses presented in the Statement of Income by Function in the Issuer’s Consolidated Financial Statements. As of December 31 2017, the Company’s Finance Cost Coverage Ratio amounted to 8.18 times;

d)	Sending to the Representative of the Bondholders, together with the copies of its quarterly and annual Consolidated Financial Statements, a letter signed by its legal representative, leaving evidence of compliance of the financial ratios defined in letters a), b) and c) above.

e)	Sending to the Representative of the Bondholders a copy of its quarterly and annual Consolidated Financial Statements during the same term in which they should be delivered to the Chilean Superintendence of Securities and Insurance (SVS), the financial statement of its Subsidiaries that are regulated by the standards applicable to openly-held shareholders’ corporations and all other public information that the Issuer provides to the SVS. In addition, the Company should send a copy of the risk rating reports, no later than within five days after receiving them from the private risk raters;

f)	Recording in its accounting records the provisions arising from adverse contingencies which, in the Issuer’s judgment, must be reflected in its o its subsidiaries’ Consolidated Financial Statements. The Issuer will ensure that its Subsidiaries comply with the provisions of this section;

g)	The Issuer commits to ensure that the operations that it conducts with its Subsidiaries or other related parties are conducted under conditions similar to those customarily prevailing in the market. With respect to the concept “related parties,” this shall be defined as provided in Article 100 of Law 18.045;

h)	The Issuer should establish and maintain adequate accounting systems based on International Financial Reporting Standards (IFRS) and the instructions issued by the Chilean SVS. The Issuer shall ensure that its domestic Subsidiaries comply with the provisions in this letter. However, with respect to foreign Subsidiaries, these should be in accordance with the accounting standards generally accepted in their respective countries and, for consolidation purposes, the applicable adjustments should be made to be in accordance with International Financial Reporting Standards (IFRS) and the instructions issued by the Chilean SVS. In addition, the Issuer should engage and maintain a reputable domestic or international an independent external audit firm for the examination and analysis of its Consolidated Financial Statements, with respect of which such firm should issue an opinion at December the thirty first of each year;

i)	The Issuer must comply with the laws, regulations and other legal provisions applicable to it, having also to comply with, with no limitation whatsoever, the payment on the time using the method required of all the taxes, duties, excises and charges affecting the Issuer or its movable or immovable assets, except for those disputed in good faith and in accordance with the applicable legal and/or administrative proceedings and, provided that, in such case, adequate reserves are maintained to cover such contingency, in conformity with International Financial Reporting Standards (IFRS) an the instructions issued by the Chilean SVS.

j)	Maintaining during the term of this issuance, Restricted Assets free of Liens, which are equivalent, at least, to 1.5 times the total amount of total placements of bonds effective as placed with a charge to the line of bonds agreed in accordance with the bond issuance agreement. Such obligation shall be required solely at the closing dates of the Consolidated Financial Statements (as such concept is defined in the first clause of the Bond Issuance Agreement). For such purposes, Restricted Liens shall be understood as any type of liens, collateral, encumbrances, restrictions or any type of privileges on or relative to the Issuer’s present or future assets. The assets and debts are measured at carrying amount not considering those lines established by any authority in respect to taxes that are not yet owed by the Issuer and which are being duly disputed by the Issuer, liens constituted during the ordinary course of the Issuer’s business activities, which are being duly disputed by the Issuer, preferences established by the Law, liens constituted by virtue of the bond issuance agreement and all those liens to which the Issuer has not provided its consent and which are being disputed by it. The Issuer should send to the Representative of the Bondholders, provided such individual requires it, the background allowing the verification of the ratio referred to in this section. As of December 31, 2017, Restricted Assets free of liens on the total amount of placements as placed with a charge to the line of bonds amounted to 19.7 times; and

k)	Maintaining insurance policies fairly supporting its assets, in accordance with the usual practices for the industries of the nature of the Issuer’s industry. The Issuer shall ensure that its Subsidiaries also comply with that established in this letter.

Acceleration Clauses

a)	Should the Issuer have a default or simple delay in the payment of any partial payment of interests or repayment of principal owed of the Bonds;

b)	Should the Issuer not comply with any of the obligations of providing information to the Representative of the Bondholders and this is not resolved within thirty business days from the date in which this is required in writing by the Representative of Bondholders. The information that the Issuer must provide to the Representative of Bondholders is: (i) a Copy of its quarterly and annual Consolidated Financial Statements and those of its Subsidiaries regulated by standards applicable to openly-held shareholders’ corporations; (ii) Other public information that the Issuer provides to the Chilean SVS; (iii) A copy of the reports issued by risk raters; (iv) a Report on compliance with the obligations assumed by virtue of the issuance agreement, which has to be delivered within the same term in which the Consolidated Financial Statements have to be delivered to the Chilean SVS; and (vi) Notice of every circumstance implying the default or breach of the conditions or obligations assumed by virtue of the issuance agreement, as soon as the event or breach occurs or it becomes aware of it;

c)	If the default or breach of any other commitment or obligation assumed by the Issuer by virtue of the Issuance Agreement or Supplemental Deeds persists for a period equal to or greater than sixty days after the Representative of the Bondholders has sent to the Issuer, through registered mail, a written notice describing the default or breach requiring remediation. This except for default or breach with respect to the Net Indebtedness Ratio and Finance Cost Coverage Ratio, in which case the default will be ninety days after the date in which the Representative of the Bondholders had sent to the Issuer, through registered mail, the aforementioned notice. The Representative of the Bondholders should send the notice to the Issuer within the business day subsequent to the date in which it has verified the related default or breach by the Issuer and, in any case, within the term established by the Chilean SVS through a general standard issued in accordance with article one hundred and nine, letter (b) of the Securities Market Act, if the latter is lower;

d)	Should the Issuer or any of its Significant Subsidiaries not resolve within a term of thirty business days any past due o simple delay situation related to the payment of the debt obligations for an accumulated total sum greater than that equivalent in Chilean pesos to UF 150,000 and the date of the payment of the obligations included in such amount had not been expressly postponed. Such amount will not consider the obligations that (i) are subject to pending litigation or lawsuits for obligations not recognized by the Issuer in its accounting records or (ii) related to the price of constructions or the acquisition of assets the payment of which has been objected any the Issuer because of defect in such constructions or assets or because of noncompliance by the related builder or seller or its obligations under the contract. For such purposes, the exchange rate or parity prevailing at the date of the related calculation shall be used;

e)	Should any other creditor of the Issuer or of any of its Significant Subsidiaries legitimately collects from it or any of its Significant Subsidiaries the total amount of a loan subject to term conditions, by virtue of having exercised the right to request the early expiration of the related loan because of default by the Issuer or any of its Significant Subsidiaries, as contained in the relevant contract. However, except for the cases in which the sum of the loans collected earlier as provided in this number, do not exceed the accumulated amount of UF 150,000. For such purposes, the exchange rate or parity prevailing at the date of the related calculation shall be used;

f)	Should the Issuer and/or any of its Significant Subsidiaries incur in cessation of payments, filed a requested voluntarily or incur any cause for filing a liquidation process, as established in the Law twenty thousand, seven hundred and twenty; or if any liquidation process is filed by or against the Issuer and/or any of its Significant Subsidiaries; or if any process is filed by or against the Issuer and/or any of its Significant Subsidiaries for its dissolution, liquidation, reorganization, tender, proposals for legal or extrajudicial agreement or payment arrangement, in accordance with Law twenty thousand, seven hundred and twenty or any law on insolvency or tender; or requests the appointment of a receiver, administrative receiver, inspector or another similar officer with respect to the Issuer and/or any of its Significant Subsidiaries, or of a significant portion of its asset, or if the Issuer takes any action to allow any of the acts indicated above in this number, provided that, in the case of a tender process for the liquidation in which the Issuer is the debtor, this is not be objected or disputed as to whether it is legitimate by the Issuer with written and justified information with the Courts of Justice within the thirty days following the date of beginning of such process. However and for these purposes, the procedures filed against the Issuer and/or any of it Significant Subsidiaries will necessarily have to be supported by one or two executive securities for amounts that individually or in aggregate, exceed the amount equivalent to UF one hundred and fifty thousand and provided that such proceedings are not objected or disputed as to their status of being legitimate by the Issuer or the related Significant Subsidiary with written and justified information with the Courts of Justice within the term established by the law for such purposes. For such purposes, it shall be considered that a proceeding has been foiled when the related collection legal actions have been noticed to the Issuer or related Significant Subsidiary.

g)	If any declaration by the Issuer in the instruments that are granted or subscribed as a result of noncompliance with the obligations contained in the issuance agreement or supplementary deeds, or those that are provided in issuing or registering the Bonds that are issued with a charge to this Line, were manifestly false or willfully incomplete in any essential aspect of the declaration;

h)	If the duration term of the Issuer is amended to a date earlier than effective term of Bonds issued with charge to the respective line; or if the Issuer Company undergoes an early dissolution; or if there is a decrease in the capital effectively subscribed and paid in terms which do not comply with the ratio established for the financial indicator of Debt Ratio, Equity and Finance Cost Coverage Ratio;

i)	If the Issuer charges or dispose of Essential Assets or these would be disposed from a subsidiary company of the Issuer, except copulative conditions are met in the last case. (i) the Issuer constantly maintains the condition of Parent of the company which becomes owner of the Essential Assets; (ii) that such subsidiary does not dispose of or charged Essential Assets, except they are disposed from other subsidiary of the Issuer or one of its own Subsidiaries which, in turn, is a subsidiary of the Issuer; (iii) that the subsidiary of the Issuer which Essential Assets are transferred to is constituted -at the time or before the disposal of such assets - severally obligated to pay Bonds issued under this Issuance Contract. The Issuer should send to the Representative, as required, all information for verification of the compliance with the referred herein; and

j)	If in the future the Issuer or any of its Subsidiaries grant actual collateral to new bonuses issuance or to any financial credit, cash credit operation or other credits, except those in the following cases: one) collateral existent at the issuance contract date; two) collateral created to finance, refinance or amortize the purchase price or costs including construction costs, assets acquired after the issuance contract; three) collateral granted by the Issuer in favor of its Subsidiaries or vice versa; four) collateral granted by a company which subsequently merged with the Issuer; five) collateral over assets acquired by the Issuer after the issuance contract, which are constituted before its purchase; and, six) extension or renewal of any collateral herein mentioned in one) to five), inclusive. However, the Issuer or any of its Subsidiaries may always grant actual collateral to new bonuses issuance or to any financial credit, cash credit operation or other current credits, if in advance and simultaneously, they constitute collateral at least proportionally equivalents in favor of Bonuses Holders. In this case, the proportional amount of collateral will be assessed, every opportunity, by the Representative of Bondholders, who, if considered sufficient, will grant collateral’ constituent instruments in favor of the Bondholders. In this case, the proportional amount of collateral will be assessed, every opportunity, by the Representative of Bondholders, who, if considered sufficient, will grant collateral’ constituent instruments in favor of the Bondholders.

4)	Restrictions and limitations for loans granted by Cooperative Centrale Raiffeissen - Boerenleenbank B.A. “Rabobank Nederland” Branch New York to VCT U.S.A.

Loan with last due date: April 2018 and a nominal rate of 3.81%

The restrictions or limitations to which the Company and/or its subsidiary VCT USA are subject to are originated in the covenants associated to the loan granted to VCT USA which has a collateral of its Parent and are summarized as follows:

a)	Sending to the bank, together with its publication or not after 120 days after each quarterly close, a copy of the consolidated financial statements as well as to notify the bank on a timely manner on any adverse material effect, possible noncompliance of its financial obligations, noncompliance of obligations in ERISA (Employee Retirement Income Security Act of 1974), material changes on its accounting policies.

b)	The debtor, VCT USA and its subsidiaries, should maintain its assets and equipment as held historically, and is also obligated to hire and maintain insurances which reasonably cover its operating assets in accordance to usual practices of the industry in which it operates.

c)	VCT USA is obligated not to perform operations with its affiliates which were not in the same conditions that would be when performing these with a third party, unless these relate to transactions with affiliates which were totally of its property or between associates that were totally of its property.

Acceleration Clauses

a)	If VCT USA incurred in default or delay of more than 3 working days in the payment of any principal or interest installments with respect to the loan.

b)	If any statement or collateral contained in the instruments granted or subscribed with respect to the obligation either by VCT USA or Viña Concha y Toro, were or resulted to be deceitfully incomplete or false.

c)	If VCT USA breach any obligation acquired in virtue of the aforementioned loan agreement.

d)	If VCT USA or Viña Concha y Toro S.A. incur in default or simple delay in the payment of any sum owed to banks or any other creditor from one or more overdue obligation or required in advance that, exceed the amount of US$7,000,000.

e)	If VCT USA or Viña Concha y Toro S.A. incur in suspension of payments or recognize through a written notice its incapacity to pay its debts or abandon its assets in benefit of its creditors or request its own bankruptcy.

f)	If Viña Concha y Toro S.A. ceases to comply with the following financial indicators:

i)	Indebtedness Ratio not exceeding 1.4 times; understanding for such purposes the ratio calculated between Total Liabilities and Equity. “Total Liabilities” (i) shall be understood as the sum of accounts in the Issuer’s Classified Statement of Financial Position referred to as Total Current Liabilities and Total Non-Current Liabilities, which are included in the Issuer’s Consolidated Financial Statements. Additionally, this will consider all the debts or obligations of third parties of any nature which are not included in the liabilities reflected in such items and external for the Issuer or its Subsidiaries as the case may be, which are secured with collateral and/or personal guarantees of any type granted by the Issuer or any of its subsidiaries, but not limited to, co-debtor, securities, several guarantees, pledges and mortgages, all of which without recognizing twice those debts or obligations, including performance bonds; and (ii) “Equity” shall be understood as the sum of the accounts in the Issuer’s Classified Statement of Financial Position referred to as Equity Attributable to Owner of the Parent and Non-Controlling Interests, which are included in the Issuer’s Consolidated Financial Statements. As of December 31, 2017, the Company’s Indebtedness Ratio was 0.92 times;

ii)	Minimum equity of UF 5,000,000. “Equity” shall be understood as the sum of the accounts in the Classified Statement of Financial Position referred to Equity Attributable to Owners of the Parent and Non-Controlling Interests, included in the Issuer’s Consolidated Financial Statements. As of December 31, 2017, the Company’s Equity amounted to UF 20,569,832;

iii)	Minimum Finance Cost Coverage Ratio of 2.5 times. The Finance Cost Coverage Ratio should be calculated on the twelve-month period prior to the date of the Issuer’s Consolidated Financial Statements. For such purposes, Finance Cost Coverage Ratio shall be understood as the ratio between the profit (loss) account plus income tax expense, finance costs, depreciation expense and amortization expense, and finance costs. In addition, (i) Profit (loss) shall be understood as the account profit (loss) presented in the Statement of Income by Function in the Issuer’s Consolidated Financial Statements; (ii) Income tax expense shall be understood as the account income tax expense presented in the Statement of Income by Function in the Issuer’s Consolidated Financial Statements; (iii) Finance costs shall be understood as the account finance costs presented in the Statement of Income by Function in the Issuer’s Consolidated Financial Statements; (iv) Depreciation expense shall be understood as the item depreciation included in cost of sales and administrative expenses in the Note on Operating Segments in the Issuer’s Consolidated Financial Statements; and (v) Amortization expense shall be understood as the item amortization expense presented in the Note on Intangible assets in the Issuer’s Consolidated Financial Statements. As of December 31 2017, the Company’s Finance Cost Coverage Ratio amounted to 8.18 times;

g)	If VCT USA and Viña Concha y Toro S.A. refused to pay any amount in excess of seven million U.S. dollars required by ERISA breaches or final judgment of a trial.

h)	If any governmental authority expropriates all or a substantial part of the assets owned by VCT USA or Viña Concha y Toro S.A.

i)	If Concha y Toro S.A. is prevented by law to remit U.S. dollars abroad or hold dollars abroad for the purpose of paying its obligations.

5)	Restrictions and Limits for loan in Chilean pesos granted by Banco Estado to Viña Concha y Toro S.A.:

Loan expiring in its last partial payment: March 2018 at a nominal rate of 5.28%

The restrictions or limitations to which the Company are generated by the covenants associated to the loan granted to the Company and are summarized as follows:

a)	Maintain all assets, properties, trademarks, permits, rights, franchises, grants or patents that are necessary for the normal performance of its business activities, including its own and subsidiaries’ production assets.

b)	Maintaining in all the consolidated financial statements the following financial indicators:

i)	Indebtedness Ratio not exceeding 1.4 times; understanding for such purposes the ratio calculated between Total Liabilities and Equity. “Total Liabilities” (i) shall be understood as the sum of accounts in the Issuer’s Classified Statement of Financial Position referred to as Total Current Liabilities and Total Non-Current Liabilities, which are included in the Issuer’s Consolidated Financial Statements. Additionally, this will consider all the debts or obligations of third parties of any nature which are not included in the liabilities reflected in such items and external for the Issuer or its Subsidiaries as the case may be, which are secured with collateral and/or personal guarantees of any type granted by the Issuer or any of its subsidiaries, but not limited to, co-debtor, securities, several guarantees, pledges and mortgages, all of which without recognizing twice those debts or obligations, including performance bonds; and (ii) “Equity” shall be understood as the sum of the accounts in the Issuer’s Classified Statement of Financial Position referred to as Equity Attributable to Owner of the Parent and Non-Controlling Interests, which are included in the Issuer’s Consolidated Financial Statements. As of December 31, 2017, the Company’s Indebtedness Ratio was 0.92 times.

ii)	Minimum equity of UF 5,000,000. “Equity” shall be understood as the sum of the accounts in the Classified Statement of Financial Position referred to Equity Attributable to Owners of the Parent and Non-Controlling Interests, included in the Issuer’s Consolidated Financial Statements. As of December 31, 2017, the Company’s Equity amounted to UF 20,569,832;

iii)	Minimum Finance Cost Coverage Ratio of 2.5 times. The Finance Cost Coverage Ratio should be calculated on the twelve-month period prior to the date of the Issuer’s Consolidated Financial Statements. For such purposes, Finance Cost Coverage Ration shall be understood as the ration between the Gross profit (loss) less distribution costs, administrative expenses and plus depreciation expense and amortization expense, and finance costs. (i) Gross profit (loss) shall be understood as the account gross profit presented in the Statement of Income by Function in the Issuer’s Consolidated Financial Statements; (ii) Distribution costs shall be understood as the account distribution costs presented in the Statement of Income by Function in the Issuer’s Consolidated Financial Statements; (iii) Administrative expenses shall be understood as the account administrative expenses presented in the Statement of Income by Function in the Issuer’s Consolidated Financial Statements; (iv) Depreciation expense shall be understood as the item depreciation included in cost of sales and administrative expenses in the Note Operating Segments in the Issuer’s Consolidated Financial Statements; and (v) Amortization expense shall be understood as the item amortization expense presented in the Note Intangible assets in the Issuer’s Consolidated Financial Statements; (vi) Finance costs shall be understood as the account Finance costs presented in the presented in the Statement of Income by Function in the Issuer’s Consolidated Financial Statements. As of December 31 2017, the Company’s Finance Cost Coverage Ratio amounted to 8.18 times;

The contract includes the following acceleration clauses:

a)	If the Company does not pay in full any outstanding obligation to the Bank, including especially the Financing.

b)	If the Company does not fully satisfy any covenant established in the second clause of this instrument. Exceptionally, in the case of the obligations contained in paragraphs 3 and 4 of this clause, the Bank may only accelerate their claims if 30 days have elapsed since the notice of the failure of the Bank without becoming resolved.

c)	If the Company falls into cessation of payments, is declared bankrupt or makes statements of judicial or extrajudicial agreement.

6)	The following bank loans have no restrictions on their agreements

Debtor	Creditor	Currency	Nominal Rate
Cono Sur S.A.	Scotiabank	USD	1.60%
Cono Sur S.A.	BBVA	CLP	3.09%
Viña Concha Y Toro S.A.	BBVA	USD	1.65%
Viña Concha Y Toro S.A.	Scotiabank	USD	1.47%
Viña Concha Y Toro S.A.	Scotiabank	USD	2.16%
Viña Concha Y Toro S.A.	Scotiabank	USD	2.21%
Viña Concha Y Toro S.A.	Scotiabank	USD	2.21%
Viña Concha Y Toro S.A.	HSBC	USD	1.90%
Viña Concha Y Toro S.A.	Banco Chile	CLP	3.16%
Viña Concha Y Toro S.A.	BCI	CLP	3.02%
Viña Concha Y Toro S.A.	Scotiabank	USD	1.49%
Trivento B. y Viñedos S.A.	Banco Credicoop	ARS	27.30%
Trivento B. y Viñedos S.A.	Banco Francés	ARS	21.80%
Trivento B. y Viñedos S.A.	Banco Nación	ARS	20.00%
Trivento B. y Viñedos S.A.	Banco Nación	ARS	18.00%
Trivento B. y Viñedos S.A.	Banco San Juan	ARS	17.00%
Trivento B. y Viñedos S.A.	BBVA	ARS	30.09%
Trivento B. y Viñedos S.A.	Banco Macro	ARS	34.14%
Trivento B. y Viñedos S.A.	Banco San Juan	ARS	30.67%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.35%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.90%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.80%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.60%
Trivento B. y Viñedos S.A.	Credicoop	USD	1.80%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.50%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.80%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.50%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.50%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.50%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.50%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.50%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.50%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.50%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.35%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.35%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.50%
VCT Brasil Imp. Y Exp. Ltda.	Citibank S.A.	BRL	9.30%
VCT Brasil Imp. Y Exp. Ltda.	Banco Itau BBA S.A	BRL	13.89%
VCT USA, Inc.	Banco del Estado de Chile, New York Branch	USD	2.40%
VCT USA, Inc.	Banco del Estado de Chile, New York Branch	USD	2.90%
VCT USA, Inc.	Banco del Estado de Chile, New York Branch	USD	1.80%
VCT USA, Inc.	Banco del Estado de Chile, New York Branch	USD	1.70%
VCT & DG México S.A.	Banamex	MXN	9.40%
Fetzer Vineyards	Banco del Estado de Chile, New York Branch	USD	2.01%
Fetzer Vineyards	Banco del Estado de Chile, New York Branch	USD	2.10%

7)	Viña Concha y Toro S.A. by reason of its business objective, it usually participates, as a plaintiff or defendant, in judicial proceedings aimed at claiming the payment of sums that third parties may owe or defense against claims made by third parties because of their labor, civil and commercial links with the Vineyard. The perspectives for success in these procedures vary from case to case.

8)	During the second semester of 2012, in Brazil, the Treasury Department of the State of Sao Paulo, through “Tax Assessment Notice and Imposition of Fine No. 4,013,335-7”,, officially determined and required the subsidiary VCT Brazil Import and Export Limited Subsidiary the payment of R$23,621,676.61 (equivalent to $4,385,128,045 Chilean pesos as of December 31, 2017) for an eventual accrual and non-payment of the local tax “ICMS-ST” (equivalent to VAT in Chile). The tax authority claims that this amount is owed as soon as the date of accrual and payment of this tax would be different and prior to the time the subsidiary uses for its entire amount. This would generate, according to the tax authority, the existence of ICMS-ST pending payment. The authority also claims R$ 56,848,133.48 (equivalent to $10,553,287,499 Chilean pesos as of December 31, 2017) for interest and R$22,115,103.00 (equivalent to $ 4,105,447,720 Chilean pesos as of December 31, 2017). ) on as a fine.

The lawyers and expert advisors of Sao Paulo presented a legal defense at judicial level (Annulment Action for Fiscal Debit) based on arguments of form, in relation to the nullity of the fiscal resolution, and substantive, which are related to the non-enforceability of the ICMS -ST in the terms proposed by the authority. The Court of the State of Sao Paulo issued an order for the suspension of collection on ICMS-ST, interest and fines until the legal claim filed by VCT Brasil Import and Export Limited is awarded. The State of Sao Paulo appealed to this resolution, which was rejected on formal grounds. To date an expert appointed by the judge to conduct the accounting expertise submitted a report to the Court. In turn, VCT Brasil Import and Export Limited presented observations to said report. The judge issued an order for the expert to present his comments on these observations, to which the expert has already stated. Late in December 2016, the judge determined that VCT submit its response to the expert's demonstration, which occurred in February 2017. On March 31, 2017, the judge determined that a new technical examination be made by another expert. As of December 6, 2017, the judge granted an additional 60 days for the new expert to complete the technical examination. As of December 31, 2017, no such expert evidence has been received.

In the opinion of the Company's attorneys, both Brazilians and Chileans, VCT Brasil Importación y Exportación Limitada has reasonable and solid arguments for its defense and considers that there are significant possibilities that the challenge of the amounts settled by the tax authority will finally be accepted. Consequently, the Company considers that an eventual disbursement - that may cost a financial effect for this concept is remote. In turn, given the complexity of the process of claiming the "Infringement order and Imposition of Fine", and its initial procedural stage, the Company believes that it is not feasible to deliver an estimated date for the resolution of this conflict, nor it is t possible to indicate the possibilities of a reimburse of funds for this concept.

9)	On April 17, 2017, the Treasure department of the State of Sao Paulo issued a new “Violation and Fine Imposition Order” (Resolution No. 4,091,943), in which it requires the subsidiary VCT Brasil Import and Export Limited the payment of R$6,092,126.30 (equivalent to $1,130,942,326 Chilean pesos as of December 31, 2017) for an eventual accrual and non-payment of the local tax “ICMS-ST” (equivalent to VAT in Chile), relative to the period from August 2012 to December 2012. The tax authority claims that this amount is owed as soon as the date of accrual and payment of this tax would be different and prior to the time the subsidiary uses it for payment. This would generate, according to the tax authority, the existence of ICMS-ST pending payment. The authority also claims R$5,341,825.67 (equivalent to $991,656,517 Chilean pesos as of December 31, 2017) for interest and R$5,148,924.00 (equivalent to $955,846,251 Chilean pesos as of December 31, 2017). ) as a fine.

The lawyers and specialists from Sao Paulo presented during May 2017 an administrative level defense based on formal arguments, in relation to the nullity of the tax resolution, and substantive, which are related to the non-enforceability of the ICMS- ST in the terms proposed by the authority. As of December 31, 2017, the administrative resolution of the defense filed by VCT was still awaited.

 As in the previous case, in the opinion of the Company's attorneys, both Brazilians and Chileans, VCT Brasil Importación y Exportación Limitada has reasonable and solid arguments for its defense and considers that there are significant possibilities that the objection of the amounts liquidated by the fiscal authority were finally accepted. Because of the above, the Company considers that an eventual disbursement - that may cost a financial effect - for this concept is remote. In turn, given the complexity of the process of claiming the “Act of Infringement and Imposition of Fine”, and its initial procedural stage, the Company has concluded that it is not feasible to determine an estimated date for the resolution of this conflict, nor it is possible to indicate the possibilities of a reimburse of funds for this concept.

10)	Through the issuance of Settlements No. 10 and 11 of August 9, 2013, the Internal Revenue Service questioned the years of useful life considered for purposes of calculating the tax depreciation of certain assets of property, plant and equipment of the Vineyard (ponds) for the tax Years 2010 and 2011. This has resulted in an increase in the First Category tax base.

The tax settlements have determined a gross tax payable amounting to $683,471,253, which plus readjustments and legal interests (determined as of February 2018) amounts to the sum of $2,002,677,911. The tax settlements were notified on August 9, 2013.

On September 2, 2013, the Company filed before the Internal Revenue Service an administrative appeal called “Voluntary Administrative Replenishment” (VAR), which was rejected by the administrative authority through Ex. Resolution No. 31,301 dated November 18, 2013 (notified with that same date).

On November 30, 2013, the Company filed a Tax Claim against tax settlements No. 10 and 11, before the 4th Tax and Customs Court of the Metropolitan Region.

On December 23, 2013, the Court had as interposed a tax claim and conferred transfer to the Internal Revenue Service to answer. On January 17, 2014, the Internal Revenue Service evacuated the transfer, answering the claim. The Company submitted a letter requesting a progressive course dated December 2, 2014, which was provided by the Court stating: “It will be resolved.”

The Internal Revenue Service, dated May 8, 2015, issued Resolution Ex. No.17.400 50/2015, which declared the partial return of Provisional Payments for Absorbed Gains (PPAG) requested by the Company in its Form. No. 22 of Tax Year 2014, which amounted to $1,997,861,360. In effect, the Resolution ordered the return of $1,777,542,975 (less than the amount requested), as well as ordering the reduction of the tax loss declared by the Company in Tax Year 2014 from $(6,962,490,239) to $ (5,672,974,314). The Resolution has as a basis the objection of the useful life assigned by the Company to its ponds in Tax Years 2013 and 2014.

On August 26, 2015, the Company filed a tax claim against Resolution Ex.17.400 No. 50/2015, before the 4th Tax and Customs Court of the Metropolitan Region. On September 7, 2015, the Court filed this Tax Claim and transferred it to the Internal Revenue Service to answer.

On October 30, 2015, the Company requested the accumulation of both lawsuits. The Tax Judge agreed to the accumulation on December 9, 2015. To date both lawsuits are accumulated.

On January 6, 2017, the Court issued the verdict that receives the cause on trial, setting as substantial, relevant and controversial the following facts: “Information that allows justifying the tax depreciation stated and used by the claimant for tax years 2010, 2011 and 2014.“The company rendered testimonial evidence dated February 14, 2017 and provided documentary evidence on February 16.

On August 18, 2017, the Court issued a final judgment accepting in part the tax claims filed against Settlements No. 11 and 12 and Resolution No. 50, confirming the years of useful life determined by the IRS in the actions claimed but stating that VCT had the right to depreciate its assets in an accelerated manner.

On September 8, 2017, the Company filed an appeal resource against the final verdict, which was filed on September 12 of the same year, entering the Court of Appeals for information on September 22, 2017. 2017. On February 5, 2018, the allegations were made, remaining the cause in agreement.

To date, the Company is waiting for the verdict judgment of second instance to be issued.

Our external advisors in this process consider that the position of the Company, in the controversy raised, is solid, despite the unfavorable first instance ruling, and there is a likelihood of obtaining a favorable outcome before the Court of Appeals of Santiago. Because of the above, the Company considers that an eventual disbursement for this concept is remote. In turn, given the complexity of the "Tax Claim" process, the Company believes that it is not feasible to deliver an estimated date for the resolution of this conflict, nor it is possible to indicate the possibilities of a refund of funds for this concept.

11)	The Internal Revenue Service, dated May 5, 2017, issued Resolution Ex.17.400 No. 47/2017, which declared approved the partial return of Provisional Payments for Absorbed Gains (PPAG) requested by the Company in Form N ° 22 for the 2016 Tax Year, which amounted to $ 1,958,820,533 and to non-returned differences of MTPP for $ 4,831,102. In such resolution, the IRS authorized the return of only $ 1,407,315,131remaining a pending refund for $ 556,336,501. The resolution is based on the impugnation of the useful life assigned by the Company to its ponds and to the rejection of certain items assigned to expense for 2016 tax year.

On August 23, 2017, the Company filed a Tax Claim against Resolution No. 47 before the 4th Tax and Customs Court of the Metropolitan Region.

On September 12, 2017, the Court filed a Tax Claim and transferred it to the Internal Revenue Service to answer. On October 7, 2017, the Internal Revenue Service evacuated the transfer, answering the claim.

To date, the Company is waiting for the test order to be dictated which determines the substantial, pertinent and controversial facts of the case.

Our external advisors in this process consider that the position of the Company in the controversy is solid, with possibilities of obtaining a favorable result. Because of the above, the Company considers that an eventual disbursement for this concept is remote. Notwithstanding the foregoing, the Company, based on the recent filing of the tax claim, states that it is not feasible to deliver an estimated date for the resolution of this conflict, nor its it is possible to indicate the possibilities of a reimburse of funds for this concept.

12)	In 2016, the Colombian company Conservas y Vinos S.EN C sued Viña Concha y Toro y José Canepa y Cia Limitada for damages due to termination of the distribution contract in Colombia.

The claim was filed before the 13th Civil Court of Orality Circuit in Bogota.

In May 2017, the Parties were summoned to reconciliation and to an initial interrogation hearing of the Parties. Initially, in April 2018, the Parties will be summoned to observe the evidence and to hear a judgment of first instance. The sentence is subject to appeal.

The amount claimed is 2,532,511,000 Colombian pesos (equivalent to $ 531,827,310 Chilean pesos as of December 31, 2017).

In the opinion of both Chilean and Colombian lawyers, there are reasonable and solid arguments to support the defense of this case. Therefore, external advisors have not recommended the provision of funds related to this trial, at least at this stage of the proceedings.

The Company, in turn, considers that an eventual disbursement for this concept is remote and points out that it is not feasible to deliver an estimated date for the resolution of this conflict, nor its it is possible to indicate the possibilities of a reimburse of funds for this concept.

13)	In the United States, on March 24, 2015, twenty-four wine producers, together with Fetzer, were notified of a class action brought before the California State Court. This demand is based on the fact that the Producers would not have complied with the obligation to warn of the specific presence of arsenic according to Californian regulations (called “Proposition 65”). Additionally, other federal lawsuits, almost identical, were filed in the States of Florida, Puerto Rico and two in Louisiana. These last causes were accumulated in the Federal District of Louisiana. The plaintiffs decided to request the suspension of the accumulated lawsuits and then they were withdrawn.

In the “Proposition 65” case, in March 2016, the California Court accepted to dismiss the claim without granting the plaintiffs the right to continue the trial or modify their claims. The plaintiffs appealed this decision and the defendants answered it. The court has not yet issued a decision on the case.

The lawyers consider that there are good chances of having a favorable outcome for the wine producers. In this regard, it should be noted that no US regulation establishes restrictions on arsenic levels in wines (only in water).

Valuing the contingency in comment is complex, especially considering the favorable scenario for Fetzer.

However, in negative scenario, hypothetically Fetzer could be condemned to:

a-	Pay USD $ 2,500 for each product that has not included a warning on the presence of arsenic, and that has been sold in a period of one year before the filing date of the claim.

b-	Compensate (totally or partially) for the products sold in California during a period of 4 years prior to the filing of the lawsuit. The Court has broad powers to determine the amount of compensation.

c-	Pay legal and judicial costs.

The Company considers that it is not feasible to establish an estimate of the financial impact related to this legal proceeding, given that the date on which a final judgment can be reached is not known, and also because of the discretion of the Court to determine the compensation amounts.

In the opinion of both Chilean and American lawyers, there are reasonable and solid arguments to support our defense and it is highly unlikely that there will be an unfavorable ruling in the future. Therefore, the Company considers that a disbursement of any amount or nature because of this judgment is remote.

Finally, the Company states that it is not feasible to provide an estimated date for the resolution of this conflict, nor it is possible to indicate the possibilities of a reimbursement of funds for this concept.

14)	In the framework of a restructuring of the sales area of the subsidiary Comercial Peumo Limitada (VCT Chile), which began in the second half of 2016, the subsidiary has been subject to various labor lawsuits and fines, all of them of many natures and amounts. To date, many are already finished, but some others still in different judicial and administrative phases.

The total contingent amount, both for lawsuits and fines currently pending, amounts to Ch$613,309,161.

The law firm that has advised VCT Chile, both in the restructuring process and in the subsequent administrative and legal conflicts have informed that probabilities of success in both judicial and administrative processes a vary from process to process. In any case, in the opinion of said lawyers, if there are negative judgments, the amounts involved would be substantially lower than those claimed. In any case the legal advisor considers that an eventual disbursements – from those that may cost financial effect - is remote and points out that it is not feasible to deliver an estimated date for the resolution of these conflicts, nor its it is possible to indicate the possibilities of a reimburse of funds for these concepts.

15)	As of December 31, 2017, there are no other litigations or probable litigation, judicial or extrajudicial, tax matters, such as encumbrances of any nature that have an actual probability of affecting the consolidated financial statements of Viña Concha y Toro S.A. and subsidiaries to that date.